Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net loss from operations	$ (1,233,892)	$ (2,709,596)	$ (3,688,346)
Adjustments required to reconcile net loss to net cash used in operating activities:
Depreciation	97,213	60,649	17,211
Change in fair value of warrants			60,454
Share-based compensation	154,450	126,769	75,896
Financial expense (income)	(6,396)	18,237	(133,816)
Increase in trade receivables, net	(504,396)	(1,383,810)	(1,035,013)
Decrease (increase) in other current assets and prepaid expenses	(149,640)	186,782	(356,718)
Increase in inventories	(649,663)	(977,922)	(590,245)
Increase (decrease) in trade payables	(58,054)	131,276	619,692
Increase in other current liabilities	151,602	633,009	20,625
Increase in current liabilities from related parties	8,089
Increase (decrease) in accrued severance pay	(28,896)	43,449	153,233
Net cash used in operating activities	(2,219,583)	(3,871,157)	(4,857,027)
Cash flows from investing activities:
Investment in short-term bank deposits	(7,500,000)	(6,000,000)	(12,500,000)
Proceeds from short-term bank deposits	10,652,059	12,000,000	3,500,000
Investment in severance funds			(20,103)
Investment in marketable equity securities		(200,000)
Proceeds from marketable equity securities		108,857
Purchase of property and equipment	(190,994)	(90,508)	(284,490)
Net cash provided by (used in) investing activities	2,961,065	5,818,349	(9,304,593)
Cash flows from financing activities:
Repayment of short-term bank credit			(410,324)
Increase (decrease) in short-term bank credit	9,345
Repurchase of treasury shares		(119,536)
Issuance of shares and warrants			17,824,992
Issuance costs paid			(2,101,875)
Early repayment of long-term bank loans			(744,769)
Repayment of loan from shareholder	(498,781)		(200,000)
Net cash provided by (used in) financing activities	(489,436)	(119,536)	14,368,024
Increase (decrease) in cash, cash equivalents and restricted cash	252,046	1,827,656	206,404
Cash, cash equivalents and restricted deposits at the beginning of the year	2,083,186	255,530	49,126
Cash, cash equivalents and restricted deposits at the end of the year	2,335,232	2,083,186	255,530
Supplementary disclosure on cash flows:
Interest paid	2,572	5,934	16,882
Interest received	255,204	157,627	8,686
Supplemental disclosures of non-cash flow information:
Reclassification of warrants to purchase Ordinary Shares from liability to equity			$ 412,299